Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Income tax benefit based on book loss at US statutory rate	$ (3,832,300)	$ (1,273,000)
Stock-based compensation and shares for services	188,100	786,000
Debt discount amortization	79,100	15,000
Related party accruals	127,800	79,000
Start up costs		61,000
Interest expense	2,630,000	41,000
Meals and entertainment		1,000
Loss on extinguishment of debt	636,400
Accrued payroll	215,400
Gain on change in fair value of derivatives	(407,300)
Other non-deductible items	1,500
Valuation allowance	361,300	290,000
Total income tax provision
ISRAEL
Income tax benefit based on book loss at US statutory rate	80,000	(728,000)
Debt discount amortization		430,000
Related party accruals		44,000
Start up costs	13,000
Accrued payroll		38,000
Research and development costs	113,000	23,000
Other non-deductible items		9,000
Valuation allowance		184,000
Loss carryforward	(206,000)
Total income tax provision